Income Tax - Summary of Income Tax Expense (Recovery) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current period expense	$ 1,801	$ 836
Origination and reversal of temporary differences	24,735	(15,307)
Deferred tax adjustments related to prior periods	2,642	(242)
Deferred income tax	27,377	(15,549)
Income tax expense (recovery)	$ 29,178	$ (14,713)